Condensed Financial Information of Parent Company	6 Months Ended
Jun. 30, 2021
Alignment Healthcare, Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Information of Parent Company Only Disclosure
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
ALIGNMENT HEALTHCARE, INC. (Parent Company Only)
BALANCE SHEETS
AS OF DECEMBER 31, 2020 and 2019
(In thousands, except for unit data)

	2020	2019
ASSETS
INVESTMENT IN SUBSIDIARY	$30,611	$—

TOTAL ASSETS	30,611	—

LIABILITIES AND MEMBER’S EQUITY (DEFICIT)
INVESTMENT IN SUBSIDIARY	—	78,711

Total liabilities	—	78,711

COMMITMENTS AND CONTINGENCIES (Note 3)
MEMBER’S EQUITY (DEFICIT)
No par units—631,247 and 566,200 authorized, issued and outstanding as of December 31, 2020 and 2019, respectively
Accumulated equity (deficit)	30,611	(78,711)

Total member’s equity (deficit)	30,611	(78,711)

TOTAL LIABILITIES AND MEMBER’S EQUITY (DEFICIT)	$30,611	$—

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2020 and 2019
(In thousands)

	2020	2019
REVENUES:	$—	$—

Total revenues	—	—
EXPENSES:
Office and general administrative	2	2

Total expenses	2	2

LOSS BEFORE INCOME TAXES	(2)	(2)
PROVISION FOR INCOME TAXES	—	—

NET LOSS OF PARENT COMPANY	(2)	(2)
SUBSIDIARY’S NET LOSS	(22,924)	(44,730)

MEMBER’S NET LOSS	$(22,926)	$(44,732)

STATEMENTS OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2020 and 2019
(In thousands)

	2020	2019
OPERATING ACTIVITIES:
Member’s net loss	$(22,926)	$(44,732)

Adjustments to reconcile subsidiary’s net loss to net cash provided by operating activities:
Equity in loss of subsidiary	22,924	44,730

Net cash used in operating activities	(2)	(2)

INVESTING ACTIVITIES:
Investment in subsidiary	(135,000)	(500)
Return of capital from subsidiary	4,878	1,983
Other investments	—	(1,481)

Net cash (used in) provided by investing activities	(130,122)	2

FINANCING ACTIVITIES:
Capital contribution from Alignment Healthcare Partners, LP	135,000	—
Return of capital to Alignment Healthcare Partners, LP	(4,876)	—

Net cash provided by financing activities	130,124	—

NET INCREASE IN CASH	—	—
CASH AT BEGINNING OF PERIOD	—	—

CASH AT END OF PERIOD	$—	$—

1.	BASIS OF PRESENTATION
Alignment Healthcare, Inc.’s (collectively, “we” or “us” or “our”), formerly Alignment Healthcare Holdings, LLC, parent company financial information has been derived from our consolidated financial statements and should be read in conjunction with the consolidated financial statements included in the table of contents “Index to Consolidated Financial Statements.” The accounting policies for the parent company are the same as those described in Note 2 of Notes to the Consolidated Financial Statements included in the table of contents, “Index to Consolidated Financial Statements.” We are a wholly owned subsidiary of Alignment Healthcare Partners, LP (the “Ultimate Parent”)
.
2.	INVESTMENT IN SUBSIDIARY
For purposes of these condensed financial statements, our wholly owned and majority-owned subsidiaries are recorded using the equity method of accounting. Investment in subsidiary represents capital contributions to subsidiary and return of capital from our subsidiary to us.
We immediately remit any return of capital received from our subsidiary to our Ultimate Parent as a return of capital for our Ultimate Parent’s investment in us. Discussion on return of capital contributions can be found in Note 10 of Notes to the Consolidated Financial Statements included in table of contents, “Index to Consolidated Financial Statements.”
In February 2020, our Ultimate Parent entered into a unit purchase agreement with multiple investors, pursuant to which such investors acquired
Class A-1
Limited Partnership Units in our Ultimate Parent. The aggregate cash purchase price paid and contributed to our Ultimate Parent was $135,000 (the “Purchase Price”). The cash representing the Purchase Price was concurrently contributed to us by our Ultimate Parent in exchange for 65,047 shares of our membership units and in turn we contributed the same amount to our wholly owned subsidiary. Return of capital include issuance costs, which were all paid subsequent to the capital raise totaling $3,371.
3.	COMMITMENTS AND CONTINGENCIES
For a summary of commitments and contingencies, see Note 14 of Notes to the Consolidated Financial Statements included in table of contents, “Index to Consolidated Financial Statements.”